Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity, Shares Authorized	32,055,463	32,055,463	32,055,463
Temporary Equity, Shares Issued	28,207,674	28,207,674	28,207,674
Temporary Equity, Shares Outstanding	28,207,674	28,207,674	28,207,674
Class A Common Stock
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	44,531,024	44,531,024	42,000,000
Common stock, shares issued	4,814,981	4,814,981	4,713,349
Common stock, shares outstanding	3,895,473	3,623,109	3,521,477
Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Temporary Equity, Shares Authorized	32,055,463	32,055,463	32,055,463
Temporary Equity, Shares Issued	28,207,674	28,207,674	28,207,674
Temporary Equity, Shares Outstanding	28,207,674	28,207,674	28,207,674
Temporary Equity, Aggregate Amount of Redemption Requirement	$ 239,447	$ 239,447	$ 239,447